SHARE CAPITAL AND RESERVES (Tables)	12 Months Ended
Dec. 31, 2022
SHARE CAPITAL AND RESERVES
Schedule of common shares issued

	Year ended		Year ended
	December 31, 2022		December 31, 2021
		Gross		Gross
	Number of shares	proceeds	Number of shares	proceeds
ATM program(1)	500,229	$2,549,677	—	—
Total	500,229	$2,549,677	—	—
(1)	In August 2022, the Company filed a prospectus supplement to its short form base shelf prospectus, pursuant to which the Company may, at its discretion and from time-to-time, sell common shares of the Company for aggregate gross proceeds of up to US$100,000,000. The sale of common shares is to be made through “at-the-market distributions” (“ATM”), as defined in the Canadian Securities Administrators’ National Instrument 44-102 Shelf Distributions, directly on the TSX Venture Exchange and the NYSE American stock exchange. During the year ended December 31, 2022, the Company sold 500,229 (2021 - Nil) common shares of the Company under the ATM program at an average price of $5.10 (2021 – $Nil) for gross proceeds of $2,549,677 (2021 - $Nil) or net proceeds of $2,489,754, and paid an aggregate commission of $59,923. In aggregate, the Company incurred $912,359 in professional fees and other direct expenses in connection with the prospectus offering and the ATM, which is included in share issue costs in the statement of changes in equity for the year ended December 31, 2022 (2021 - $Nil). At December 31, 2022, the Company completed $2,549,677 of the ATM program.

Summary of continuity of share purchase options

		Outstanding			Cancelled/	Outstanding	Exercisable
	Exercise	December			Forfeited/	December	December
Expiry date	Price	31, 2021	Granted	Exercised	Expired	31, 2022	31, 2022
September 30, 2023	$0.40	150,000	—	—	—	150,000	150,000
December 17, 2024	$0.50	1,925,000	—	(200,000)	—	1,725,000	1,725,000
April 18, 2025	$1.00	1,450,000	—	(1,350,000)	—	100,000	100,000
May 23, 2025	$1.075	200,000	—	(125,000)	—	75,000	75,000
August 11, 2025	$1.40	2,900,000	—	(1,775,000)	—	1,125,000	1,125,000
September 3, 2025	$2.07	115,000	—	(40,000)	—	75,000	75,000
October 1, 2025	$2.15	25,000	—	—	—	25,000	25,000
December 31, 2025	$4.10	6,155,000	—	(850,000)	—	5,305,000	5,305,000
April 29, 2026	$6.79	1,294,250	—	(1,875)	(33,750)	1,258,625	1,168,625
May 17, 2026	$8.62	200,000	—	—	—	200,000	200,000
September 27, 2026	$8.70	125,000	—	—	—	125,000	50,000
November 26, 2026	$8.04	55,750	—	—	(750)	55,000	22,000
January 4, 2027	$8.98	—	30,000	—	(5,625)	24,375	7,500
August 19, 2027	$5.75	—	340,000	—	—	340,000	169,000
September 8, 2027	$5.00	—	20,000	—	—	20,000	10,000
December 27, 2027	$5.68	—	2,257,500	—	—	2,257,500	1,834,500
		14,595,000	2,647,500	(4,341,875)	(40,125)	12,860,500	12,041,625
Weighted average exercise price $		3.01	5.72	1.76	7.12	4.01	3.85
Weighted average contractual remaining life (years)		3.71	4.93	—	—	3.24	3.15

		Outstanding			Cancelled/	Outstanding	Exercisable
		December			Forfeited/	December	December
Expiry date	Exercise Price	31, 2020	Granted	Exercised	Expired	31, 2021	31, 2021
February 20, 2022	$0.15	75,000	—	(75,000)	—	—	—
September 30, 2023	$0.40	250,000	—	(100,000)	—	150,000	150,000
December 17, 2024	$0.50	2,685,000	—	(760,000)	—	1,925,000	1,925,000
April 18, 2025	$1.00	1,500,000	—	(50,000)	—	1,450,000	1,450,000
May 23, 2025	$1.075	225,000	—	(25,000)	—	200,000	200,000
August 11, 2025	$1.40	2,965,000	—	(65,000)	—	2,900,000	2,900,000
September 3, 2025	$2.07	215,000	—	(100,000)	—	115,000	115,000
October 1, 2025	$2.15	25,000	—	—	—	25,000	25,000
December 31, 2025	$4.10	6,242,500	—	(87,500)	—	6,155,000	6,155,000
April 29, 2026	$6.79	—	1,369,000	(10,500)	(64,250)	1,294,250	1,118,000
May 17, 2026	$8.62	—	200,000	—	—	200,000	200,000
September 27, 2026	$8.70	—	125,000	—	—	125,000	12,500
November 26, 2026	$8.04	—	62,500	—	(6,750)	55,750	6,250
		14,182,500	1,756,500	(1,273,000)	(71,000)	14,595,000	14,256,750
Weighted average exercise price $		2.36	5.39	0.97	6.91	3.01	2.92
Weighted average contractual remaining life (years)		4.58	4.38	—	—	3.71	3.71

Summary of weighted average assumptions used to estimate the fair value of options granted

	Year ended December 31,
	2022	2021
Risk-free interest rate	3.21%	0.95%
Expected option life in years	5.0	5.0
Expected share price volatility(i)	88.06%	95.13%
Grant date share price	$5.39	$7.18
Expected forfeiture rate	—	—
Expected dividend yield	Nil	Nil
(i)	The expected share price volatility is based on the average historical share price of comparable companies over the life of the option.

Summary of continuity of warrants

		Outstanding				Outstanding
	Exercise	December			Cancelled/	December 31,
Expiry date	Price	31, 2021	Issued	Exercised	Expired	2022
May 12, 2022	$1.30	25,154	—	(24,000)	(1,154)	—
May 13, 2022	$1.50	8,372	—	—	(8,372)	—
June 4, 2022	$1.50	15,960	—	(15,960)	—	—
		49,486	—	(39,960)	(9,526)	—
Weighted average exercise price $		1.40	—	1.38	1.48	—
Weighted average contractual remaining life (years)		0.38	—	—	—	—

		Outstanding				Outstanding
	Exercise	December			Cancelled/	December
Expiry date	Price	31, 2020	Issued	Exercised	Expired	31, 2021
August 11, 2021	$1.30	714,462	—	(714,462)	—	—
August 13, 2021	$1.30	113,399	—	(113,399)	—	—
May 12, 2022	$1.30	39,475	—	(14,321)	—	25,154
May 13, 2022	$1.50	36,052	—	(27,680)	—	8,372
June 4, 2022	$1.50	25,845	—	(9,885)	—	15,960
June 10, 2022	$1.30	4,107	—	(4,107)	—	—
		933,340	—	(883,854)	—	49,486
Weighted average exercise price		$1.31	—	1.31	—	1.40
Weighted average contractual remaining life (years)		0.70	—	—	—	0.38